Schedule of Change In Plan Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension and Other Postretirement Benefits Disclosure [Line Items]
Balance at beginning of year	$ 443,973,000
Employer contributions	25,654,000	28,995,000
Balance at end of year	524,042,000	443,973,000
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Balance at beginning of year	443,973,000	376,443,000
Actual return on plan assets, net	26,186,000	59,882,000
Employer contributions	25,654,000	28,995,000
Gross benefits paid	(23,489,000)	(21,347,000)
Acquisitions	51,718,000
Balance at end of year	524,042,000	443,973,000
Postretirement Benefits
Pension and Other Postretirement Benefits Disclosure [Line Items]
Employer contributions	2,756,000	1,972,000
Participants’ contributions	2,100,000	1,370,000
Gross benefits paid	$ (4,856,000)	$ (3,342,000)